VARIABLE INTEREST ENTITIES - Carrying Value of VIEs and Maximum Exposure (Details) - Variable Interest Entity, Not Primary Beneficiary - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Balance sheet
Equity investments	CAD 4,372	CAD 4,964
Off-balance sheet
Potential exposure to guarantees	171	163
Maximum exposure to loss	CAD 4,543	CAD 5,127